14 & 15. EQUITY & STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Shares:
Shares outstanding, End	12,735,000
Warrants
Shares:
Shares outstanding, Beginning	3,369,050
Shares issued/granted	111,230,000
Shares exercised	0
Shares forfeitures	(300,000)
Shares expired	(792,000)
Shares outstanding, End	113,507,050
Shares Exercisable	113,507,050
Weighted Average Exercise Price:
Shares outstanding weighted average exercise price, Beginning	$ 0.307
Shares issued/granted weighted average exercise price	$ 0.171
Shares exercised weighted average exercise price
Shares forfeitures weighted average exercise price	$ (0.200)
Shares expirations weighted average exercise price	$ (0.500)
Shares outstanding weighted average exercise price, End	$ 0.173
Stock Options
Shares:
Shares outstanding, Beginning	5,920,000	6,920,000
Shares issued/granted	6,830,000	2,200,000
Shares exercised		0
Shares forfeitures	(15,000)	(3,200,000)
Shares outstanding, End	12,735,000	5,920,000
Shares Exercisable	9,535,972
Weighted Average Exercise Price:
Shares outstanding weighted average exercise price, Beginning	$ 0.131	$ 0.296
Shares issued/granted weighted average exercise price	$ 0.122	$ 0.104
Shares exercised weighted average exercise price
Shares forfeitures weighted average exercise price	$ 0.24	$ 0.47
Shares outstanding weighted average exercise price, End	$ 0.126	$ 0.131
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning	$ 776,800	$ 2,050,800
Aggregate Intrinsic Value Outstanding, Granted	$ 836,000	$ 229,000
Aggregate Intrinsic Value Outstanding, Forefeitures	(3,600)	(1,503,000)
Aggregate Intrinsic Value Outstanding, End	$ 1,609,200	$ 776,800